As filed with the Securities and Exchange Commission on February 27, 2012
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund

 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTIFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2011
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (20.73%) (1)
$150,000,000	Anglesea Funding LLC	01/03/12	0.50%	$149,995,833
190,000,000	Chesham Finance LLC	01/03/12	0.35	189,996,305
100,000,000	Ebury Finance LTD	01/04/12	0.40	99,996,667
20,000,000	Ebury Finance LTD	01/03/12	0.45	19,999,500
175,000,000	GOVCO, LLC	01/04/12	0.31	174,995,479
100,000,000	Halkin Finance LLC	01/04/12	0.40	99,996,667
25,000,000	Halkin Finance LLC	01/03/12	0.45	24,999,375
760,000,000	Total Asset Backed Commercial Paper			759,979,826

COMMERCIAL PAPER (6.82%)
$100,000,000	Danske Corporation	01/19/12	0.32%	$99,984,000
150,000,000	Societe Generale S.A.	01/03/12	0.24	149,998,000
250,000,000	Total Commercial Paper			249,982,000

EURODOLLAR CERTIFICATES OF DEPOSIT (7.77%)
$150,000,000	Commonwealth Bank of Australia	02/27/12	0.33%	$150,002,373
75,000,000	National Australia Bank LTD	02/06/12	0.32	75,000,375
60,000,000	National Australia Bank LTD	03/05/12	0.37	60,001,065
285,000,000	Total Eurodollar Certificates of Deposit			285,003,813

LETTER OF CREDIT COMMERCIAL PAPER (2.73%)
$60,000,000	ICICI Bank Limited LOC Bank of America, N.A.	01/30/12	0.50%	$59,975,833
30,015,000	Louis Dreyfus Corporation LOC Barclays PLC	01/03/12	0.45	30,014,250
10,120,000	Louis Dreyfus Corporation LOC Credit Agricole S.A.	01/03/12	0.62	10,119,651
100,135,000	Total Letter of Credit Commercial Paper			100,109,734

LOAN PARTICIPATIONS (4.77%)
$55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/10/12	0.32%	$55,000,000
45,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/19/12	0.35	45,000,000
45,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/20/12	0.35	45,000,000
30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	02/21/12	0.40	30,000,000
175,000,000	Total Loan Participations			175,000,000

REPURCHASE AGREEMENTS (1.69%)
$62,000,000	Banc of America Securities, LLC, purchased on 12/30/11, repurchase proceeds at maturity $62,000,482 (Collateralized by $66,475,760, GNMA, 3.000% to 6.000%, due 11/15/26 to 09/15/41, value $63,240,000)	01/03/12	0.12%	$62,000,000
62,000,000	Total Repurchase Agreements			62,000,000

TIME DEPOSIT (12.54%)
$170,000,000	BNP Paribas S.A.	01/03/12	0.12%	$170,000,000
135,000,000	Credit Agricole S.A.	01/03/12	0.15	135,000,000
105,000,000	National Bank of Canada	01/03/12	0.02	105,000,000
50,000,000	Union Bank of Switzerland A.G.	01/03/12	0.01	50,000,000
460,000,000	Total Time Deposit			460,000,000

VARIABLE RATE DEMAND INSTRUMENTS (0.93%) (2)
$700,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.39%	$700,000
840,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.27	840,000
2,580,000	Columbus, GA Development Authority RB (Columbus EconomicDevelopment Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.27	2,580,000
4,196,396	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.25	4,196,396
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.20	700,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.27	1,800,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.34	2,500,000
4,760,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.23	4,760,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.55	6,900,000
2,605,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.30	2,605,000
6,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.40	6,480,000
34,061,396	Total Variable Rate Demand Instruments			34,061,396

YANKEE CERTIFICATES OF DEPOSIT (36.54%)
$100,000,000	Bank of Nova Scotia	03/21/12	0.37%	$100,000,000
75,000,000	Bank of Nova Scotia	05/30/12	0.52	75,000,000
125,000,000	Barclays Bank PLC (3)	02/09/12	0.60	125,000,000
50,000,000	Canadian Imperial Bank of Commerce	07/25/12	0.38	50,000,000
125,000,000	Mizuho Corporate Bank	01/19/12	0.36	125,000,000
45,000,000	National Australia Bank LTD	01/27/12	0.27	45,000,163
175,000,000	Nordea Bank A.B.	03/01/12	0.42	175,000,000
80,000,000	Rabobank Nederland	01/09/12	0.36	80,000,088
45,000,000	Rabobank Nederland	01/30/12	0.38	45,000,181
175,000,000	Sumitomo Mitsui Banking Corp.	02/08/12	0.40	175,001,846
100,000,000	Svenska Handelsbanken A.B.	01/23/12	0.38	100,000,610
45,000,000	Svenska Handelsbanken A.B.	01/31/12	0.38	45,000,187
50,000,000	Svenska Handelsbanken A.B.	01/10/12	0.34	50,000,187
150,000,000	Westpac Banking Corp.	05/02/12	0.41	150,000,000
1,340,000,000	Total Yankee Certificates of Deposit			1,340,003,262

U.S. GOVERNMENT MEDIUM TERM NOTES (5.45%)
$100,000,000	Federal Home Loan Bank (4)	07/18/12	0.10%	$100,000,000
100,000,000	International Bank for Reconstruction and Development (5)	07/25/12	0.22	100,000,000
200,000,000	Total U.S. Government Medium Term Notes			200,000,000

	Total Investments (99.97%)
	(cost $3,666,140,031†)			3,666,140,031
	Cash and Other Assets, net of Liabilities (0.03%)			949,395

	Net Assets (100.00%)			$3,667,089,426

	Advantage Shares, 1,612,522,881 shares outstanding			$ 1.00
	Institutional Class, 376,844,639 shares outstanding			$ 1.00
	Institutional Service Shares, 51,383,284 shares outstanding			$ 1.00
	Investor, 173,227,671 shares outstanding			$ 1.00
	Option Xpress Class, 263,280,388 shares outstanding			$ 1.00
	Retail Class, 777,587,287 shares outstanding			$ 1.00
	Short Term Income Shares, 413,814,965 shares outstanding			$ 1.00

Footnotes
(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $759,979,826, which represented 20.73% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3) The Interest rate is adjusted monthly based upon three month LIBOR plus 0.16%.
(4) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%.
(5) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.15%.

Key
GNMA	= Government National Mortgage Association
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2011
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Repurchase Agreements (67.08%)
$185,000,000	BNP Paribas Securities Corp., purchased on 12/30/11, repurchase proceeds at maturity $185,000,411 (Collateralized by $316,302,681, GNMA, 4.500% to 6.000%, due 05/15/34 to 12/20/41, value $188,700,001)	01/03/12	0.02%	$185,000,000
192,400,000	BNY Mellon Capital Market, LLC, purchased on 12/30/11, repurchase proceeds at maturity $192,401,496 (Collateralized by $183,958,585, GNMA, 3.500% to 5.000%, due 01/20/41 to 12/20/41, value $196,248,001)	01/03/12	0.07	192,400,000
80,000,000	Goldman, Sachs & Co., purchased on 12/30/11, repurchase proceeds at maturity $80.000,800 (Collateralized by $2,132,716,533, GNMA 0.0000% to 7.8497%, due 12/19/29 to 06/16/41, value $81,600,000)	01/03/12	0.09	80,000,000
320,000,000	J. P. Morgan Securities LLC., purchased on 12/30/11, repurchase proceeds at maturity $320,000,711 (Collateralized by $386,909,359 GNMA, 3.000% to 8.500%, due 06/20/24 to 12/20/41, value $326,404,662)	01/03/12	0.02	320,000,000
214,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 12/30/11, repurchase proceeds at maturity $241,000,476 (Collateralized by $320,259,205 GNMA, 1.6250% to 8.5000%, due 11/15/24 to 03/15/52, value $218,280,001)	01/03/12	0.02	214,000,000
991,400,000	Total Repurchase Agreements			991,400,000

U.S. Government Obligations (32.72%)
$20,000,000	U.S. Treasury Bill	02/09/12	0.30%	$19,993,446
10,000,000	U.S. Treasury Note	01/31/12	0.31	10,004,662
160,000,000	U.S. Treasury Note	04/30/12	0.01	160,524,436
75,000,000	U.S. Treasury Note	06/15/12	0.12	75,600,221
25,000,000	U.S. Treasury Note	06/30/12	0.11	25,063,298
75,000,000	U.S. Treasury Note	06/30/12	0.14	76,757,814
50,000,000	U.S. Treasury Note	07/15/12	0.08	50,378,959
50,000,000	U.S. Treasury Note	09/30/12	0.11	50,098,546
15,000,000	U.S. Treasury Note	11/15/12	0.16	15,158,158
480,000,000	Total U.S. Government Obligations			483,579,540

	Total Investments (99.80%) (Cost $1,474,979,540†)			1,474,979,540
	Cash and Other Assets, Net of Liabilities (0.20%)			2,897,582
	Net Assets (100.00%)			$1,477,877,122

	Institutional Class, 785,649,426 shares outstanding			$ 1.00
	Institutional Service Shares, 341,187,536 shares outstanding			$ 1.00
	Investor, 184,054,213 shares outstanding			$ 1.00
	Retail Class, 22,066,892 shares outstanding			$ 1.00
	Investor Service Shares, 144,900,281 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2011
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Back Commercial Paper (9.11%) (1)
$60,000,000	Straight-A-Funding LLC	01/09/12	0.19%	$59,997,467
30,000,000	Straight-A-Funding LLC	03/19/12	0.19	29,987,650
30,000,000	Straight-A-Funding LLC	03/27/12	0.19	29,986,383
120,000,000	Total Asset Back Commercial Paper			119,971,500

Floating Rate Securities (22.32%)
$25,000,000	Federal Agricultural Mortgage Corporation	01/25/12	0.17%	$25,000,000
50,000,000	Federal Agricultural Mortgage Corporation	10/01/12	0.22	50,000,000
25,000,000	Federal Farm Credit Bank	04/20/12	0.06	25,000,000
50,000,000	Federal Home Loan Bank	07/18/12	0.10	50,000,000
20,000,000	Federal Home Loan Bank	07/18/12	0.22	19,992,274
20,000,000	Federal Home Loan Bank	07/20/12	0.18	19,997,769
55,000,000	Federal Home Loan Bank	08/28/12	0.26	55,000,000
2,810,117	Overseas Private Investment Corporation	01/20/12	0.55	2,810,117
6,000,000	Overseas Private Investment Corporation	06/15/17	0.09	6,000,000
10,000,000	Overseas Private Investment Corporation	06/15/17	0.09	10,000,000
30,000,000	Overseas Private Investment Corporation	12/15/19	0.09	30,000,000
293,810,117	Total Floating Rate Securities			293,800,160

Loan Participations (4.18%)
$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/09/12	0.40%	$30,000,000
25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/18/12	0.40	25,000,000
55,000,000	Total Loan Participations			55,000,000

Repurchase Agreements (37.38%)
$200,000,000	Annaly Capital Management, Inc., purchased on 12/30/11, repurchase proceeds at maturity $200,004,889 (Collateralized by $635,161,943, FHLMC, 0.828% to 6.153%, due 11/15/25 to 07/01/48, value $124,713,580 FNMA, 2.078% to 7.000%, due 06/01/14 to 07/01/50, value $85,286,420)	01/03/12	0.22%	$200,000,000
5,000,000	BNP, purchased on 12/30/11, repurchase proceeds at maturity $5,000,011 (Collateralized by $6,092,934, GNMA, 4.500%, due 05/20/40, value $5,100,001)	01/03/12	0.02	5,000,000
5,000,000	BNY Mellon Capital Markets, LLC, purchased on 12/30/11, repurchase proceeds at maturity $5,000,039 (Collateralized by $5,066,804, GNMA, 3.500% to 6.000%, due 11/20/26 to 12/15/41, value $5,100,000)	01/03/12	0.07	5,000,000
230,000,000	BNY Mellon Capital Markets, LLC, purchased on 12/30/11, repurchase proceeds at maturity $230,004,344 (Collateralized by $257,118,072, FHLMC, 3.500% to 6.000%, due 04/01/20 to 11/01/41, value $30,720,050, FNMA, 2.500% to 6.000%, due 10/01/20 to 12/01/41, value $202,091,393, GNMA, 4.5000% to 5.500%, due 06/20/40 to 12/15/41, value $1,788,557)	01/03/12	0.17	230,000,000
2,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 12/30/11, repurchase proceeds at maturity $2,000,004 (Collateralized by $2,741,797, GNMA, 4.500%, due 02/15/39, value $2,040,000)	01/03/12	0.02	2,000,000
50,000,000	UBS Securities, LLC, purchased on 12/30/11, repurchase proceeds at maturity $50,000,111 (Collateralized by $43,500,400 USTR, 3.625%, due 02/15/21, value $51,000,097)	01/03/12	0.02	50,000,000
492,000,000	Total Repurchase Agreements			492,000,000

U.S. Government Agency Discount Notes (23.92%)
$5,000,000	Federal Agricultural Mortgage Corporation	01/17/12	0.33%	$4,999,289
25,000,000	Federal Agricultural Mortgage Corporation	10/23/12	0.20	24,958,889
20,000,000	Federal Home Loan Bank	01/13/12	0.10	19,999,333
20,000,000	Federal Home Loan Bank	02/10/12	0.13	19,997,111
20,000,000	Federal Home Loan Bank	12/11/12	0.14	19,973,167
25,000,000	Federal Home Loan Bank	09/10/12	0.17	24,995,151
15,000,000	Federal Home Loan Bank	10/18/12	0.18	14,978,175
20,000,000	Federal Home Loan Bank	10/03/12	0.19	19,970,867
15,000,000	Federal Home Loan Bank	10/04/12	0.20	14,976,916
110,000,000	Federal Home Loan Bank	02/22/12	0.01	109,999,205
20,000,000	Federal National Mortgage Association	03/01/12	0.15	19,995,000
20,000,000	Federal National Mortgage Association	03/02/12	0.15	19,994,917
315,000,000	Total U.S. Government Agency Discount Notes			314,838,020

U.S. Government Agency Medium Term Notes (3.04%)
$5,000,000	Federal Home Loan Bank	03/07/12	0.26%	4,999,870
10,000,000	Federal Home Loan Bank	11/21/12	0.18	9,999,726
25,000,000	Federal Home Loan Bank	12/14/12	0.30	25,000,000
40,000,000	Total U.S. Government Agency Medium Term Notes			39,999,596

	Total Investments (99.95%) (Cost $1,315,609,276†)			1,315,609,276
	Cash and other Assets, net of Liabilities (0.05%)			641,521
	Net Assets (100.00%)			$1,316,250,797

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 898,117,264 shares outstanding			$ 1.00
	Institutional Class, 38,884,061 shares outstanding			$ 1.00
	Institutional Service Shares, 62,619,689 shares outstanding			$ 1.00
	Retail Class, 316,739,502 shares outstanding			$ 1.00

FOOTNOTES:
1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $119,971,500, which represented 9.11%  of the Portfolio's net assets.
Unless otherwise indicated, these securities are not considered to be illiquid.

KEY:
	FHLMC = Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	USTR = U.S. Treasury

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2011
(UNAUDITED)
					Ratings (1)
		Maturity	Interest	Value		Standard
Face Amount		Date	Rate	(Note 1)	Moody’s	& Poor’s

Put Bonds (2) (3.10%)
$740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95%	$740,000	P-1	A-1+
12,020,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/12	0.95	12,020,000	P-1	A-1+
12,760,000	Total Put Bonds			12,760,000

Tax Exempt Commercial Paper (3.65%)
$15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	03/01/12	0.52%	$15,000,000	P-1	A-1+
15,000,000	Total Tax Exempt Commercial Paper			15,000,000

Tax Exempt Obligation Notes and Bonds (14.66%)
$1,500,000	City of Fitchburg, MA GO BAN (4)	06/29/12	0.82%	$1,503,150
4,000,000	City of Fitchburg, MA GO BAN Series B	06/29/12	0.70	4,010,731	MIG-1
980,000	City of Pittsfield, MA GO BAN Series A	01/27/12	0.75	980,379	MIG-1
1,391,000	City of Pittsfield, MA GO BAN Series B	01/27/12	0.75	1,391,490	MIG-1
8,000,000	City School District of the City of Elmira, Chemung County, NY RAN 2011 Series C (4)	01/23/12	0.85	8,001,907
10,000,000	City School District of the City of Schenectady, Schenectady County, NY GO BAN 2011 (4)	07/06/12	1.00	10,025,291
4,000,000	Deposit Central School District Broome and Delaware Counties, NY BAN 2011 (4)	06/28/12	0.98	4,005,223
1,200,000	Mayfield City School District, OH BAN Series 2011 (4)	06/28/12	0.75	1,205,094
1,850,000	Orchard Park CSD Erie County, NY BAN 2011 (4)	12/14/12	0.72	1,859,243
600,000	Richfield Joint Scholl District, WI TRAPN (4)	10/25/12	0.70	601,458
500,000	Ripon Area School District, WI TRAPN (4)	06/29/12	0.70	500,736
1,950,000	School District of Bloomer, WI TRAPN (4)	09/28/12	0.70	1,954,288
900,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN (4)	09/20/12	0.65	903,851
1,550,000	School District of Edgerton, WI TRAPN (4)	10/10/12	0.60	1,554,753
1,650,000	School District of Maple, WI TRAPN (4)	11/01/12	0.65	1,654,762
2,900,000	School District of the Menomonie Area Dunn and ST. Croix Counties, WI TRAPN (4)	09/19/12	0.75	2,905,138
1,175,000	School District of Three Lakes, WI TRAN (4)	08/20/12	0.75	1,176,847
5,975,000	Sun Prairie Area School District, WI TRAPN	10/26/12	0.70	5,989,543	MIG-1
1,000,000	Teays Valley Local School District, OH BAN (Pickaway County) - Series 2011 (4)	02/16/12	0.65	1,001,126
2,374,566	Town of Ayer, MA GO BAN (4)	06/29/12	0.70	2,380,936
1,115,000	Town of Franklin, MA GO BAN (4)	05/02/12	0.79	1,117,616
1,300,000	Town of Nahant, MA GO RAN Series A (4)	05/15/12	0.70	1,302,621
1,100,000	Unified School District of Antigo, WI TRAPN (4)	10/29/12	0.65	1,103,150
2,150,000	Verona Area School District, WI TRAPN (4)	02/01/12	0.48	2,150,935
1,000,000	Wheatland Joint #1 School District, WI TRAPN (4)	11/01/12	0.70	1,002,476
60,160,566	Total Tax Exempt Obligation Notes and Bonds			60,282,744

Tax Exempt Variable Rate Demand Instruments (5) (79.62%)
$1,860,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wells Fargo Bank, N.A.	08/01/32	0.29%	$1,860,000	P-1	A-1+
7,275,000	Bay Area Toll Authority SF Bay Area Toll Bridge RB Series B-1 LOC Bank of America, N.A.	04/01/45	0.04	7,275,000	VMIG-1	A-1+
3,000,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.19	3,000,000	VMIG-1
1,980,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) -Series 2008 - 1 VV LOC Branch Banking And Trust Company	01/01/27	0.12	1,980,000	VMIG-1
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.14	750,000		A-1+
1,620,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.12	1,620,000
3,900,000	California Health Facilities Financing Authority RB (Catholic Healthcare West) - 2011 Series C LOC Bank of Montreal	03/01/47	0.05	3,900,000	VMIG-1	A-1+
9,000,000	California Health Facilities Financing Authority RB (Scripps Health) - Series 2010C LOC Barclays Bank PLC	10/01/40	0.02	9,000,000	VMIG-1	A-1+
6,000,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009B LOC Mizuho Corporate Bank	11/01/26	0.05	6,000,000	VMIG-1
9,665,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009D LOC Sumitomo Mitsui Banking Corp.	12/01/16	0.02	9,665,000	VMIG-1
4,000,000	California Statewide Communities Development Authority RB (Rady Children's Hospital - San Diego) - Series 2008B LOC Wells Fargo Bank, N.A.	08/15/47	0.02	4,000,000	VMIG-1	A-1+
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.10	2,315,000		A-1+
3,495,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.16	3,495,000	VMIG-1
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.35	1,500,000		A-1+
1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) -Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.08	1,200,000	VMIG-1
4,845,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.20	4,845,000
875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.09	875,000	VMIG-1	A-1+
1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) - Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.29	1,175,000
4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.08	4,600,000
2,750,000	Cleveland- Cuyahoga County Port Authority RB (Euclid Avenue Housing Corporation Project) - Series 2008 LOC U.S. Bank, N.A.	06/01/39	0.10	2,750,000	P-1	A-1+
3,190,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collateralized by Federal National Mortgage Association	10/15/16	0.10	3,190,000		A-1+
2,175,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collateralized by Federal National Mortgage Association	10/15/16	0.10	2,175,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.13	3,000,000		A-1+
875,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) - Series 2004 (4) LOC Bank of Montreal	09/01/29	0.20	875,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (3) LOC Bank of Montreal	08/01/23	0.10	700,000	VMIG-1	A-1+
2,120,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) - 2006A (4) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.16	2,120,000
3,170,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.24	3,170,000		A-1+
2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) - Series 2001 LOC UBS AG	08/01/21	0.25	2,625,000	VMIG-1
6,545,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.10	6,545,000		A-1+
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) - Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.19	1,900,000	VMIG-1
10,930,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.18	10,930,000		A-1+
4,000,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) - Series 2009 LOC TD Banknorth, N.A.	12/01/36	0.11	4,000,000	VMIG-1
1,280,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.09	1,280,000		A-1+
1,900,000	Duval County HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.12	1,900,000		A-1+
20,100,000	Electric System Revenue Refunding Certificates of Participation (City of Roseville) -Series 2008A LOC Morgan Stanley Bank, N.A.	02/01/35	0.11	20,100,000		A-1
9,245,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.15	9,245,000		A-1+
1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.19	1,050,000	P-1	A-1+
5,200,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.29	5,200,000	P-1	A-1+
5,300,000	Highlands County, HFA RB (Adventist Health System/Sunbelt, Inc. Account Receivable Program) - Series 2009A LOC PNC Bank, N.A	11/15/27	0.08	5,300,000	VMIG-1	A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.12	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.39	3,000,000		A-1
3,400,000	Illinois Development Finance Authority RB (Glenwood School for Boys) - Series 1998 LOC BMO Harris Bank N.A.	02/01/33	0.11	3,400,000		A-1+
3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997 LOC PNC Bank, N.A.	04/01/31	0.08	3,000,000	VMIG-1	A-1+
1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.10	1,900,000	VMIG-1	A-1+
3,400,000	Indiana Finance Authority Environmental RRB (Duke Energy Indiana, Inc. Project) - Series 2009A-4 LOC Bank of America, N.A.	12/01/39	0.08	3,400,000	VMIG-1	A-1+
5,200,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.08	5,200,000		A-1+
2,100,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.29	2,100,000
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.07	1,700,000		A-1+
2,500,000	Los Angeles County MTA Proposition C Sales Taxes RRB Series 2009 - C1 LOC Sumitomo Mitsui Banking Corp.	07/01/25	0.03	2,500,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.08	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chamber at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.10	406,000		A-1+
6,000,000	Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) - Series 2007A LOC Wachovia Bank, N.A.	07/01/34	0.07	6,000,000	VMIG-1	A-1+
1,825,000	Massachusetts HEFA RB (Pool Loan Program Issue) - Series N LOC TD Banknorth, N.A.	02/01/38	0.06	1,825,000		A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.07	1,900,000		A-1+
5,000,000	Michigan Finance Authority Unemployment Obligation Assessment RB Series 2011 LOC Citibank, N.A.	07/01/14	0.24	5,000,000	VMIG-1
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.10	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.20	1,260,000
7,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2009F	12/01/30	0.04	7,510,000	P-1	A-1+
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.13	3,450,000		A-1+
2,065,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.13	2,065,000		A-1+
1,945,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.13	1,945,000		A-1+
2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.25	2,700,000		A-1
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.09	1,600,000	P-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.09	2,000,000	VMIG-1	A-1+
3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collateralized by Federal National Mortgage Association	09/15/28	0.09	3,500,000		A-1+
2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) - Series 2004A LOC Citibank, N.A.	12/01/34	0.09	2,985,000		A-1
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/19	0.20	4,575,000	VMIG-1	A-1+
650,000	New York State HFA RB (Normandie Court I Housing) - Series 1991A LOC Landesbank Hessen Thuringen Girozentrale	05/15/15	0.14	650,000	VMIG-1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	1.00	5,000,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project)- Series 1997E Collateralized by Federal National Mortgage Association	06/01/25	0.14	1,000,000		A-1+
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.20	3,500,000		A-1+
3,000,000	Parish of East Baton Rouge, LA Pollution Control RRB (Exxon Project) -Series 1989	11/01/19	0.01	3,000,000	P-1	A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.12	2,000,000	VMIG-1	A-1+
2,200,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.13	2,200,000	P-1	A-1+
600,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.21	600,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.25	100,000		A-1+
7,800,000	Public Finance Authority Midwestern Disaster Area RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank FCB	09/01/36	0.12	7,800,000	P-1	A-1
625,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC PNC Bank, N.A	12/01/16	0.20	625,000
1,200,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.19	1,200,000
1,100,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.19	1,100,000
2,745,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.19	2,745,000	VMIG-1
5,000,000	State of California GO RB (Kindergarten University Public Education Facilities) - Series 2004 B2 LOC Citibank, N.A.	05/01/34	0.04	5,000,000	VMIG-1	A-1+
1,000,000	State of California GO Series A-1 LOC JPMorgan Chase Bank, N.A.	05/01/33	0.03	1,000,000	VMIG-1	A-1+
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.01	6,100,000	VMIG-1	A-1+
2,265,000	State of Connecticut HEFA RB (Yale University Issue) - Series Y-2	07/01/35	0.02	2,265,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase Bank, N.A.	07/01/47	0.11	300,000	VMIG-1
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.15	1,800,000		A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.01	5,500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.08	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series L-1 LOC Bank of America, N.A.	07/01/36	0.10	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.16	800,000	VMIG-1
4,945,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.12	4,945,000	VMIG-1
1,170,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.15	1,170,000		A-1+
6,000,000	Uinta County, WY Pollution Control RRB (Chevron U.S.A Inc.) - Series 1993	08/15/20	0.02	6,000,000	P-1
165,000	University of North Carolina at Chapel Hill RB – Series 2001B	12/01/25	0.02	165,000	VMIG-1	A-1+
1,040,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.20	1,040,000
2,225,000	Village of Arlington Heights, IL Multifamily Housing RRB (Dunton Tower Apartments Project) - Series 1997 (4) LOC BMO Harris Bank N.A.	05/01/24	0.10	2,225,000
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Guaranteed by Federal National Mortgage Association	12/15/40	0.20	2,700,000	VMIG-1
3,525,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006 LOC BMO Harris Bank N.A.	07/01/31	0.10	3,525,000	VMIG-1
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.10	1,200,000	VMIG-1
1,325,000	Wisconsin HEFA RB (Lutheran Social Services of Wisconsin and Upper Michigan, INC.) – Series 2004 LOC BMO Harris Bank N.A.	10/01/28	0.10	1,325,000	VMIG-1
327,396,000	Total Tax Exempt Variable Rate Demand Instruments			327,396,000

	Total Investments (101.03%)
	(Cost $415,438,744†)			415,438,744
	Liabilities in excess of cash and other assets (-1.03%)			(4,240,610)
	Net Assets (100.00%)			$411,198,134

	Advantage Shares, 197,176,091 shares outstanding			$ 1.00
	Institutional Class, 5,157,393 shares outstanding			$ 1.00
	Retail Class, 157,512,120 shares outstanding			$ 1.00
	Investor Service Class Shares, 51,572,644 shares outstanding			$ 1.00
	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1)Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	2)The maturity date indicated for the put bonds is the next put date.

	3)Security subject to alternative minimum tax.

	4)Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5)Securities payable on demand at par including accrued interest (usually with seven days notice)
and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.
The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
The rate shown is the rate in effect at the date of this statement.

KEY:
	BAN = Bond Anticipation Note	LOC = Letter of Credit
	CSD = Central School District	MHRB = Multi-Family Housing Revenue Bond
	EDA = Economic Development Authority	MTA = Metropolitan Transportation Authority
	EDFA = Economic Development Finance Authority	PCFA = Pollution Control Finance Authority
	EDRB = Economic Development Revenue Bond	RAN = Revenue Anticipation Note
	FCB = Farm Credit Bank	RB = Revenue Bond
	GO = General Obligation	ROC = Reset Option Certificates
	HEFA = Health and Education Facilities Authority	RRB = Revenue Refunding Bonds
	HFA = Housing Finance Authority	TRAPN = Tax and Revenue Anticipation Promissory Note
	HFC = Housing Finance Commission	TRAN = Tax and Revenue Anticipation Note
	IDA = Industrial Development Authority
	IDRB = Industrial Development Revenue Bond

DAILY INCOME FUND
RNT NATIXIS LIQUID PRIME PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2011
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (25.05%) (1)
$11,000,000	Anglesea Funding LLC	01/03/12	0.50%	$10,999,695
11,000,000	Chesham Finance LLC	01/03/12	0.35	10,999,786
11,000,000	Ebury Finance LTD	01/04/12	0.40	10,999,634
14,000,000	GOVCO, LLC	01/04/12	0.31	13,999,638
11,000,000	Halkin Finance LLC	01/04/12	0.40	10,999,633
58,000,000	Total Asset Backed Commercial Paper			57,998,386

CREDIT COMMERCIAL PAPER (10.80%)
$14,000,000	Bank of Tokyo Mitsubishi, UFJ	01/03/12	0.32%	$13,999,751
11,000,000	Societe Generale S.A.	01/03/12	0.24	10,999,853
25,000,000	Credit Commercial Paper			24,999,604

LETTER OF CREDIT COMMERCIAL PAPER (9.93%)
$12,000,000	ICICI Bank Limited LOC Bank of America, N.A.	01/30/12	0.50%	$11,995,167
11,000,000	Louis Dreyfus Corporation LOC Credit Agricole S.A.	01/03/12	0.62	10,999,621
23,000,000	Total Letter of Credit Commercial Paper			22,994,788

REPURCHASE AGREEMENTS (13.21%)
$30,600,000	BNY Mellon Capital Markets, LLC, purchased on 12/30/11, repurchase proceeds at maturity $30,600,238 (Collateralized by $57,970,237, GNMA, 3.500% to 6.500%, due 06/15/23 to 12/15/41, value $31,212,000)	01/03/12	0.07%	$30,600,000
30,600,000	Total Repurchase Agreements			30,600,000

TIME DEPOSIT (4.75%)
$11,000,000	BNP Paribas S.A.	01/03/12	0.12%	$11,000,000
11,000,000	Total Time Deposit			11,000,000

YANKEE CERTIFICATES OF DEPOSIT (36.28%)
$14,000,000	Bank of Montreal	01/11/12	0.20%	$14,000,000
14,000,000	Canadian Imperial Bank of Commerce	07/25/12	0.38	14,000,000
14,000,000	Mizuho Corporate Bank	01/06/12	0.33	14,000,000
14,000,000	Rabobank Nederland	01/09/12	0.36	14,000,015
14,000,000	Sumitomo Mitsui Banking Corp.	01/12/12	0.34	14,000,043
14,000,000	Westpac Banking Corp.	05/02/12	0.41	14,000,000
84,000,000	Total Yankee Certificates of Deposit			84,000,058

	Total Investments (100.02%)
	(cost $231,592,836†)			231,592,836
	Liabilities in excess of cash and other assets (-0.02%)			(48,077)
	Net Assets (100.00%)			$231,544,759

	Liquidity Class, 10 shares outstanding			$ 1.00
	Treasurer Class, 231,544,749 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers.
The aggregate value of these securities at the time of this statement was $57,998,386, which represented 25.05% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

Key

GNMA	= Government National Mortgage Association

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2011.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of December 31, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$62,000,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$3,604,140,031	$ -0-

	Total.................................................................................		$ -0-	$3,666,140,031	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of December 31, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$991,400,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ................................		$ -0-	$483,579,540	$ -0-

	Total......................................................................................		$ -0-	$1,474,979,540	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of December 31, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$492,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ..................................		$ -0-	$823,609,276	$ -0-

	Total.................................................................................		$ -0-	$1,315,609,276	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of December 31, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$415,438,744	$ -0-

	Total.................................................................................		$ -0-	$415,438,744	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund –RNT Natixis Liquid Prime Portfolio’s investments as of December 31, 2011:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$30,600,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states .....................................		$ -0-	$200,992,836	$ -0-

	Total.................................................................................		$ -0-	$231,591,836	$ -0-

	For the period ended December 31, 2011, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*   /s/ Christine Manna
                     Christine Manna, Secretary

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Michael P. Lydon
              Michael P. Lydon, President

Date: February 27, 2012

By (Signature and Title)*   /s/Joseph Jerkovich
                               Joseph Jerkovich, Treasurer and Assistant Secretary

Date: February 27, 2012

* Print the name and title of each signing officer under his or her signature.